Business Segments (Tables)	12 Months Ended
Dec. 31, 2016
Business Segment
Business Segment Information

Business Segment Products

Business Segment	Major Products
Industrial

Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics

Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and fall protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Electronics and Energy

Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Consumer

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2016	2015	2014	2016	2015	2014
Industrial	$10,399	$10,388	$11,090	$2,395	$2,277	$2,404
Safety and Graphics	5,881	5,736	5,994	1,423	1,332	1,342
Health Care	5,566	5,449	5,602	1,763	1,730	1,731
Electronics and Energy	4,643	5,069	5,389	1,041	1,083	1,077
Consumer	4,484	4,429	4,533	1,065	1,048	997
Corporate and Unallocated	7	(2)	5	(272)	(349)	(242)
Elimination of Dual Credit	(871)	(795)	(792)	(192)	(175)	(174)
Total Company	$30,109	$30,274	$31,821	$7,223	$6,946	$7,135

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Industrial	$9,140	$9,205	$8,509	$407	$374	$383	$360	$317	$395
Safety and Graphics	7,626	7,709	5,096	277	258	246	228	207	229
Health Care	4,293	4,391	4,329	175	179	181	136	168	169
Electronics and Energy	4,418	4,645	4,922	229	279	258	200	203	225
Consumer	2,497	2,386	2,424	114	108	108	109	124	111
Corporate and Unallocated	4,932	4,547	6,094	272	237	232	387	442	364
Total Company	$32,906	$32,883	$31,374	$1,474	$1,435	$1,408	$1,420	$1,461	$1,493